INCOME TAXES - Changes in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ (132,079)	$ (11,030)
Recognised as a result of acquisitions	0	(95,670)
Recognised in net earnings from continuing operations	5,474	(30,233)
Recognized in equity	(3,758)	0
Recognized in discontinued operations	7,224	1,876
Foreign currency translation in other comprehensive income	(10,506)	2,978
Net deferred income tax liabilities, end of year	$ (133,645)	$ (132,079)